DESCRIPTION OF THE PLAN - Eligibility (Details) - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 item
DESCRIPTION OF THE PLAN
Minimum service period for Plan eligibility, permanent employee	90 days
Minimum service period for Plan eligibility, temporary employee	1 year
Minimum service hours for Plan eligibility, equivalent to one year of service	900